UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
California — 93.5%
Corporate — 0.1%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$680	$818,169
County/City/Special District/School District — 31.6%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	10,029,710
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,498,480
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	607,260
6.50%, 5/01/36	1,210	1,482,286
6.50%, 5/01/42	2,225	2,709,961
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,381,180
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,876,350
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	2,235	2,739,574
6.13%, 7/15/40	2,000	2,468,440
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,993,385
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,760	6,788,448
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	4,975	5,857,266
Modesto Irrigation District, COP, Capital Improvements, Series A:
5.75%, 10/01/29	3,000	3,549,630
5.75%, 10/01/34	180	210,380
Mount Diablo Unified School District, GO, Refunding, Election of 2002, Series C, 5.00%, 8/01/29	5,000	6,013,800
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	7,127,400
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,334,280
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,295,240
Pittsburg Unified School District, GO, Election of 2006, Series B (AGC), 5.50%, 8/01/34	2,000	2,314,000

	Par (000)	Value
Municipal Bonds
California (continued)
County/City/Special District/School District (concluded)
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	$3,000	$3,551,490
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,795,875
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,500	6,390,450
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	5,000	5,026,600
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,666,033
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,455	7,517,041
5.13%, 8/01/33	10,000	11,326,200
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	20,000	22,919,600
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,668,703
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,819,920
Tustin Unified School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	4,088,044
West Contra Costa Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/32	4,835	5,694,470
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	9,255,747
William S. Hart Union High School District, GO, CAB, Refunding, Series B (AGM) (a):
4.59%, 8/01/34	11,150	4,267,885
4.70%, 8/01/35	9,800	3,500,658
		166,765,786
Education — 3.7%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,763,336

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Education (concluded)
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	$2,500	$2,960,475
University of California, RB, Series O, 5.38%, 5/15/34	490	574,834
University of California, Refunding RB:
Series AF, 5.00%, 5/15/36	5,000	5,875,650
Series S, 5.00%, 5/15/35	2,000	2,297,500
		19,471,795
Health — 17.0%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,055	3,259,654
6.25%, 8/01/39	3,775	4,462,465
Series A, 6.00%, 8/01/30	2,275	2,783,599
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,655	7,757,867
Catholic Healthcare West, Series J, 5.63%, 7/01/32	7,000	7,666,050
Children's Hospital, Series A, 5.25%, 11/01/41	3,615	4,017,783
Sutter Health, Series A, 5.25%, 11/15/46	8,015	8,894,406
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,440,856
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,000	1,212,290
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,470	5,367,621
Catholic Healthcare West, Series A, 6.00%, 7/01/39	3,050	3,662,471
Providence Health, 6.50%, 10/01/38	4,090	4,950,045
California Statewide Communities Development Authority, RB, Series A Kaiser Permanente, 5.00%, 4/01/42	17,620	19,558,200
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,960	3,359,689
Catholic Healthcare West, Series E, 5.50%, 7/01/31	4,965	5,616,358
		90,009,354
State — 8.0%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	11,048,400

	Par (000)	Value
Municipal Bonds
California (continued)
State (concluded)
California State Public Works Board, RB (concluded):
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	$5,025	$6,237,532
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,080	6,251,702
6.50%, 4/01/33	4,740	5,928,081
6.00%, 4/01/38	10,675	12,809,680
		42,275,395
Transportation — 14.1%
Bay Area Toll Authority, RB, San Francisco Bay Area, 1.12%, 4/01/45	8,800	8,800,616
City of Los Angeles Department of Airports, RB, Los Angeles International Airports, Series B, 5.00%, 5/15/31	7,530	8,597,453
City of Los Angeles Department of Airports, Refunding RB:
Los Angeles International Airport, Sub-Series C, 5.25%, 5/15/38	1,630	1,847,018
Series A, 5.00%, 5/15/34	6,025	6,941,342
City of San Jose California, Refunding ARB, California Airport, Series A-1, AMT:
5.75%, 3/01/34	2,275	2,626,419
6.25%, 3/01/34	2,650	3,171,626
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	9,228,880
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,539,640
Senior Series B, 5.75%, 7/01/39	1,850	2,165,277
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,495,980
San Diego County Regional Airport Authority, RB, Senior Series B, AMT, 5.00%, 7/01/38	3,000	3,319,830
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	8,131,658
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,880	3,558,528
5.50%, 3/01/41	5,000	5,928,300
		74,352,567
Utilities — 19.0%
Anaheim Public Financing Authority, RB, Anaheim Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	9,143,794

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (concluded)
Utilities (concluded)
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	$5,500	$5,945,445
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	4,000	4,307,760
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series D, 5.88%, 1/01/34	2,500	3,007,975
Series E, 5.88%, 1/01/34	6,500	7,820,735
City of Los Angeles California Wastewater System, Refunding RB:
Series A, 5.00%, 6/01/39	2,000	2,258,920
Series A (NPFGC), 5.00%, 6/01/34	2,750	2,964,445
Sub-Series A, 5.00%, 6/01/32	4,000	4,623,120
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,925,669
City of Sacramento California, RB:
5.00%, 9/01/38	2,000	2,329,940
5.00%, 9/01/42	2,000	2,314,620
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,976,348
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	10,296,360
Series A, 5.38%, 7/01/34	3,050	3,565,176
Los Angeles Department of Water & Power, Refunding RB, Power System:
Series A, 5.25%, 7/01/39	4,000	4,648,040
Sub-Series A-2, 5.00%, 7/01/13 (b)	2,200	2,217,842
Sacramento Municipal Utility District, Refunding RB, Series B (c):
5.00%, 8/15/31	3,000	3,524,850
5.00%, 8/15/32	1,000	1,167,240
5.00%, 8/15/33	3,500	4,068,575
San Diego County Water Authority, COP, Refunding:
5.00%, 5/01/33	4,000	4,525,200
Series A (NPFGC), 5.00%, 5/01/32	1,850	1,850,241
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/34	8,520	9,987,740
		100,470,035
Total Municipal Bonds in California		494,163,101

Multi-State — 1.6%
Housing — 1.6%
Centerline Equity Issuer Trust (d)(e):
5.75%, 5/15/15	500	540,685
6.00%, 5/15/15	1,500	1,628,640

	Par (000)	Value
Municipal Bonds
Multi-State (concluded)
Housing (concluded)
Centerline Equity Issuer Trust (d)(e) (concluded):
6.00%, 5/15/19	$1,000	$1,187,320
6.30%, 5/15/19	1,000	1,202,080
7.20%, 11/15/52	3,500	3,787,035
Total Municipal Bonds in Multi-State		8,345,760
Total Municipal Bonds – 95.1%		502,508,861

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California — 69.5%
County/City/Special District/School District — 25.3%
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,645,442
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	9,012,480
Election of 2003, Series F-1, 5.00%, 8/01/33	5,000	5,707,200
Election of 2008, Series C, 5.25%, 8/01/39 (g)	12,900	15,527,730
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	20,131	24,921,266
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,736,700
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	11,537,039
Ohlone Community College District, GO, Series B (AGM), 5.00%, 8/01/15 (b)	12,499	13,796,663
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,200,660
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	10,484	12,552,607
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	10,313,640
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	16,693,532
		133,644,959

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California (continued)
Education — 14.0%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (g)	$10,395	$12,078,262
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	14,418,620
Mount Diablo California Unified School District, GO, Election of 2002, 5.00%, 6/01/14 (b)	4,000	4,243,320
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	9,634,964
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,878,902
Series O, 5.75%, 5/15/34	12,300	14,819,819
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	13,841	15,900,022
		73,973,909
Transportation — 1.1%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,646,485
Utilities — 29.1%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	8,195,040
City of Napa California Water System, RB (AMBAC), 5.00%, 5/01/35	3,000	3,242,370
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	3,230,070
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	20,462,692
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	17,990,104
Water System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,222,080

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California (concluded)
Utilities (concluded)
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	$11,180	$12,663,698
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	16,394,322
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	12,080,925
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	14,290	16,166,277
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	14,461,773
San Francisco City & County Public Utilities Commission, RB, Water System Improvement Project, Sub-Series A, 5.00%, 11/01/37	12,698	14,736,375
San Francisco City & County Public Utilities Commission, Refunding RB, Senior Series A, 5.00%, 11/01/35	10,625	12,260,690
		154,106,416
Total Municipal Bonds in California		367,371,769

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 69.5%		367,371,769
Total Long-Term Investments (Cost – $773,782,592) – 164.6%		869,880,630

	Shares
Short-Term Securities
BIF California Municipal Money Fund, 0.00% (h)(i)	3,041,921	3,041,921
Total Short-Term Securities (Cost – $3,041,921) – 0.6%		3,041,921
Total Investments (Cost - $776,824,513*) – 165.2%		872,922,551
Liabilities in Excess of Other Assets – (0.8)%		(3,939,713)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (32.0)%		(169,240,876)
VMTP Shares, at Liquidation Value – (32.4)%		(171,300,000)
Net Assets Applicable to Common Shares – 100.0%		$528,441,962
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$608,625,016
	Gross unrealized appreciation	$96,158,957
	Gross unrealized depreciation	(1,015,495)
	Net unrealized appreciation	$95,143,462

Notes to Schedule of Investments
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,068,575	$19,355
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$3,524,850	$25,560
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,167,240	$5,580
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from 10/01/16 to 8/01/18, is $14,008,480.
(h)	Represents the current yield as of report date.
(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF California Municipal Money Fund.	7,953,278	(4,911,357)	3,041,921	$17
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
•	Financial futures contracts as of April 30, 2013 were as follows:
Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(300)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$40,007,813	$(607,462)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$869,880,630	—	$869,880,630
Short-Term Securities	$3,041,921	—	—	3,041,921
Total	$3,041,921	$869,880,630	—	$872,922,551

1See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(607,462)	—	—	$(607,462)

2Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2013	6

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$396,000	—	—	$396,000
Liabilities:
TOB trust certificates	—	$(169,154,073)	—	(169,154,073)
VMTP Shares	—	(171,300,000)	—	(171,300,000)
Total	$396,000	$(340,454,073)	—	$(340,058,073)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2013	7

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock California Municipal Income Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock California Municipal Income Trust

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock California Municipal Income Trust

Date: June 24, 2013